Related Party Transactions Level 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Non-cash capital contribution from parent	$ 0	$ 0	$ 218
Forgiveness of Note Receivable from Parent	0	24	0
Non-cash distribution declared to parent	0	208	0
Aggregate balance of MSC Holdings LLC PIK Facility		247
Cash on deposit as collateral for related party loan	11
Apollo [Member]
Related Party Transaction [Line Items]
Annual management consulting fee	3
Annual management consulting fee percentage	2.00%
Non-cash capital contribution from parent		218
Proceeds on Huntsman insurance recoveries		10
Huntsman settlement payment		225
Fees related to the Huntsman settlement		2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries		1
Apollo share of insurance recoveries		7
Management Consulting Fees	3	3	3
Apollo Affiliates and Other Related Parties [Member]
Related Party Transaction [Line Items]
Due from Related Parties	26	17
Due to Related Parties	26	1
Issued preferred units			28,795,935
Warrants issued to purchase common units			28,785,935
Purchase price of preferred units			205
Initial face amount of the Preferred Equity Issuance			200
Partial proceeds from the Preferred Equity Issuance received			189	189
Proceeds from Issuance or Sale of Equity			204	204
Remaining proceeds held in reserve from the Preferred Equity Issuance			16	16
Net Sales to Related Parties	141	126	36
Purchases From Related Parties	31	31	34
MSC Holdings LLC [Member]
Related Party Transaction [Line Items]
Face value of the outstanding paid in kind debt facility	180
Note receivable from parent	24
Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MSC	131	121	155
Shared Services Costs Incurred by MPM	99	92	148
Shared Services Billings - MSC to MPM	49	31	22
Shared Service Cost Allocation Percentage - MSC	57.00%
Shared Service Cost Allocation Percentage - MPM	43.00%
Realized Cost Savings From Shared Services	4	6	24
Due from Related Parties	9	4
Related Party Transaction, Purchases from Related Party	8	9
MPM Distribution Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	29
Distribution Fees	1
Accounts Payable, Related Parties	2
Momentive Performance Materials Holdings LLC [Member]
Related Party Transaction [Line Items]
Billings from Parent Company		13
HAI [Member]
Related Party Transaction [Line Items]
Due from Related Parties	8	16
Due to Related Parties	2	6
Net Sales to Related Parties	107	104	108
Purchases From Related Parties	36	31	31
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries	14	21
Carrying Value of Assets of HAI	53	50
Carrying Value of Liabilities of HAI	16	15
Russian Joint Venture [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	6
Accounts Receivable, Related Parties, Current		6
Maximum [Member] | Momentive Performance Materials Inc. [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1	1
Net Sales to Related Parties		1
Accounts Payable, Related Parties		1
Notes Receivable From Parent [Member]
Related Party Transaction [Line Items]
Forgiveness of Note Receivable from Parent		$ 24